UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.56% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.7%)(a)
	Rating(RAT)	Principal amount	Value

Illinois (0.1%)

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/30	AA	$100,000	$107,473

			107,473
Michigan (0.1%)

MI State Fin. Auth. Rev. Bonds, (Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A2	140,000	153,362

			153,362
Minnesota (98.3%)

Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	300,000	288,831

Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BBB-	250,000	249,505

Brainerd, G.O. Bonds, (Indpt. School Dist. No. 181), Ser. A, 4.00%, 2/1/21	AAA	500,000	504,660

Burnsville, G.O. Bonds, (Indpt. School Dist. No. 191), Ser. A, 4.00%, 2/1/33	Aa2	500,000	526,545

Center City, Hlth. Care Facs. Rev. Bonds, (Hazelden Betty Ford Foundation)
5.00%, 11/1/44	Baa1	500,000	548,440
5.00%, 11/1/41	Baa1	700,000	717,605

Central MN Muni. Pwr. Agcy. Rev. Bonds, (Twin Cities Transmission Project), 5.00%, 1/1/32	A2	1,000,000	1,071,590

Chaska, G.O. Bonds, (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa2	500,000	574,540

Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	634,815

Cloquet, G.O. Bonds, (Indpt. School Dist. No. 94), Ser. B, 5.00%, 2/1/27	Aa2	1,100,000	1,273,096

Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	356,254

Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A
5.25%, 7/1/40	BB+	500,000	526,590
U.S. Govt. Coll., 5.125%, 7/1/33 (Prerefunded 7/1/23)	AAA/P	500,000	568,020

Duluth, Hsg. & Redev. Auth. Rev. Bonds, (Pub. Schools Academy), Ser. A, 5.875%, 11/1/40	BB+	500,000	510,905

Forest Lake, Charter School Lease Rev. Bonds, (Lake Intl. Language Academy Bldg. Co.), Ser. A, 5.50%, 8/1/36	BB+	250,000	264,993

Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	504,150
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	250,000	258,095

Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa2	1,000,000	684,790

Hennepin Cnty., G.O. Bonds
Ser. A, 5.00%, 12/1/38	AAA	530,000	612,707
Ser. C, 5.00%, 12/1/34	AAA	1,500,000	1,750,845

Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	A1	250,000	268,565

Jordan, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 717), Ser. A
5.00%, 2/1/28	Aa2	960,000	1,073,539
5.00%, 2/1/28 (Prerefunded 2/1/23)	AAA/P	40,000	44,287

Lakeville, G.O. Bonds, (Indpt. School Dist. No. 194), Ser. B, 4.00%, 2/1/27	Aa2	510,000	557,445

Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa1	500,000	562,720
5.00%, 5/1/31	Baa1	500,000	565,130
5.00%, 5/1/30	Baa1	850,000	966,909

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.)
Ser. B-1, 1.46%, 11/15/35	VMIG1	800,000	800,000
Ser. B-2, 1.43%, 11/15/35	VMIG1	1,000,000	1,000,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds, (Children's Hlth. Care Fac.), Ser. A, 5.25%, 8/15/35	AA-	500,000	530,340

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. C, 5.00%, 1/1/37	AA-	825,000	943,074
Ser. C, 5.00%, 1/1/36	AA-	825,000	945,689
Ser. A, 5.00%, 1/1/35	AA-	1,000,000	1,039,590
Ser. B, 5.00%, 1/1/29	A+	910,000	989,953
Ser. B, 5.00%, 1/1/23	A+	730,000	809,993
Ser. B, 5.00%, 1/1/22	AA-	1,250,000	1,262,500

Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	Baa1	100,000	104,534
4.00%, 6/1/27	Baa1	100,000	107,429

Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	250,000	277,178

Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	516,790

Minnetonka, COP, (Indpt. School Dist. No. 276), Ser. E, 5.00%, 3/1/29	Aa1	350,000	355,341

Minnetonka, Hsg. Fac. VRDN, (Beacon Hill), FNMA Coll., 1.55%, 5/15/34	VMIG1	375,000	375,000

MN Agricultural & Econ. Dev. Board Rev. Bonds, (Essentia Hlth.), Ser. C-1, AGC, 5.00%, 2/15/30	AA	1,000,000	1,044,240

MN State COP, (Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,369,502

MN State G.O. Bonds
Ser. A, 5.00%, 8/1/35	AAA	750,000	859,523
(Trunk Hwy.), Ser. B, 5.00%, 10/1/30	AAA	1,000,000	1,086,760
Ser. A, U.S. Govt. Coll., 5.00%, 10/1/24 (Prerefunded 10/1/21)	AAA/P	10,000	10,924
Ser. A, 5.00%, 8/1/19	AAA	2,000,000	2,060,120
(Trunk Hwy.), Ser. B, 4.00%, 8/1/26	AAA	500,000	517,550

MN State Rev. Bonds, (Gen. Fund Appropriations)
Ser. A, 5.00%, 6/1/38	AA+	1,000,000	1,106,790
Ser. B, 5.00%, 3/1/29	AA+	500,000	548,535

MN State College & U. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,084,280
4.00%, 10/1/25	Aa3	1,000,000	1,069,730

MN State Higher Ed. Fac. Auth. Rev. Bonds
(College of St. Scholastica, Inc.), Ser. H, 5.125%, 12/1/40	Baa2	750,000	763,328
(Bethel U.), 5.00%, 5/1/47	BBB-	1,000,000	1,086,220
(Carleton College), Ser. D, U.S. Govt. Coll., 5.00%, 3/1/40 (Prerefunded 3/1/19)	Aa2	1,000,000	1,016,830
(U. of St. Thomas), Ser. 7-A, U.S. Govt. Coll., 5.00%, 10/1/39 (Prerefunded 10/1/19)	A2	500,000	517,290
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa1	1,000,000	1,102,910
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	845,505
(St. Catherine U.), Ser. 7-Q, 5.00%, 10/1/32 (Prerefunded 10/1/22)	Baa1	700,000	777,378
(Gustavus Adolphus College), Ser. 7-B, U.S. Govt. Coll., 5.00%, 10/1/31 (Prerefunded 10/1/19)	A3	500,000	517,290
(College of St. Benedict), Ser. 7-M, U.S. Govt. Coll., 5.00%, 3/1/31 (Prerefunded 3/1/20)	Baa1	300,000	314,268
(St. John's U.), Ser. 8-H, 5.00%, 10/1/22	A2	500,000	556,510
(St. John's U.), Ser. 6-U, U.S. Govt. Coll., 4.75%, 10/1/33 (Prerefunded 10/1/18)	A2	500,000	501,175
(St. Olaf College), Ser. 7-F, U.S. Govt. Coll., 4.50%, 10/1/30 (Prerefunded 10/1/19)	A1	750,000	771,563
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	1,031,990
(St. Catherine U.), Ser. A, 4.00%, 10/1/37(FWC)	Baa1	580,000	592,528
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	522,710
(St. Catherine U.), Ser. A, 4.00%, 10/1/36(FWC)	Baa1	920,000	942,200
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	417,956
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	419,228
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	93,939
(College of St. Scholastica, Inc.), Ser. 7-R, 4.00%, 12/1/19	Baa2	200,000	203,902
(Macalester College), Ser. 7-S, 3.00%, 5/1/22	Aa3	415,000	425,566

MN State Hsg. Fin. Agcy. Rev. Bonds, (Res. Hsg. Fin.), Ser. E, 5.10%, 1/1/40	Aa1	445,000	450,082

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/34	A1	150,000	169,379
5.00%, 10/1/33	A1	250,000	282,898
5.00%, 10/1/29	A1	350,000	406,105

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3.50%, 1/1/46	Aa1	660,000	676,856

Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	547,570

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	448,188
5.00%, 1/1/36	A3	180,000	202,939
5.00%, 1/1/35	A3	170,000	192,063
5.00%, 1/1/34	A3	210,000	237,745
5.00%, 1/1/33	A3	235,000	266,600
5.00%, 1/1/32	A3	215,000	244,584
5.00%, 1/1/31	A3	200,000	228,624
5.00%, 1/1/28	A3	250,000	285,818
Ser. A-2, U.S. Govt. Coll., 5.00%, 1/1/24 (Prerefunded 1/1/21)	A3	500,000	536,335
Ser. A-1, 5.00%, 1/1/19	A3	500,000	505,230

Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB	400,000	401,024

Prior Lake, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 719), Ser. A, 5.00%, 2/1/31	Aa2	1,210,000	1,433,148

Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,569,750

Rochester, Elec. Util. Rev. Bonds
Ser. B, 5.00%, 12/1/43	Aa3	1,000,000	1,107,490
Ser. A, 5.00%, 12/1/36	Aa3	500,000	570,535
Ser. A, 5.00%, 12/1/35	Aa3	500,000	572,100

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,065,810
(Mayo Clinic), Ser. D, 5.00%, 11/15/38	Aa2	500,000	524,770
(Mayo Clinic), Ser. E, 5.00%, 11/15/38	Aa2	750,000	787,155
(Mayo Clinic), Ser. B, 5.00%, 11/15/36	Aa2	500,000	624,170
(Olmsted Med. Ctr.), 5.00%, 7/1/33	A/F	650,000	707,629
(Mayo Clinic), Ser. B, 5.00%, 11/15/29	Aa2	750,000	907,590
(Mayo Clinic), 4.00%, 11/15/41	Aa2	250,000	256,205

Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.54%, 11/15/38	VMIG1	2,050,000	2,050,000

Rocori Area Schools, G.O. Bonds, (Indpt. School Bldg, & Dist. No. 750), Ser. B, U.S. Govt. Coll., 5.00%, 2/1/28 (Prerefunded 2/1/19)	AAA	525,000	532,350

Rosemount, G.O. Bonds, (Indpt. School Dist. No 196), Ser. A, 5.00%, 2/1/27	AAA	500,000	584,755

Roseville, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 623), Ser. A, 5.00%, 2/1/19	Aa2	2,135,000	2,163,929

Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa2	700,000	399,490

Shakopee, Hlth. Care Facs. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	729,154
5.00%, 9/1/29	A-	250,000	275,780

Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.25%, 1/1/30 (Prerefunded 1/1/19)	A1	750,000	758,963
5.00%, 1/1/42	A1	1,500,000	1,712,190
5.00%, 1/1/36	A1	500,000	562,830
NATL, zero %, 1/1/24	A1	2,000,000	1,747,680

St. Cloud, Hlth. Care Rev. Bonds, (Centracare Hlth. Syst.)
AGC, U.S. Govt. Coll., 5.375%, 5/1/31 (Prerefunded 5/1/19)	A1	1,000,000	1,024,100
Ser. A, 5.125%, 5/1/30	A1	30,000	31,569
Ser. A, U.S. Govt. Coll., 5.125%, 5/1/30 (Prerefunded 5/1/20)	Aaa	470,000	495,606
Ser. A, 5.00%, 5/1/46	A1	1,500,000	1,659,450

St. Louis Park, Hlth. Care Fac. Rev. Bonds, (Nicollet Hlth. Svcs.), U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aaa	1,000,000	1,033,320

St. Paul Park, Senior Hsg. & Hlth. Care Rev. Bonds, (Presbyterian Homes Bloomington), 5.00%, 9/1/42	BB/P	500,000	545,565

St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB+	350,000	332,056

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	283,930
Ser. A, 5.00%, 12/1/37	BBB-	500,000	528,750
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	257,553
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB+	500,000	513,095
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BBB-	250,000	246,840

St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	673,524

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty Healthcare), U.S. Govt. Coll., 5.00%, 2/1/29 (Prerefunded 2/1/19)	AAA/P	1,000,000	1,013,590
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/37	A+	1,000,000	1,030,240
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/36	A+	1,000,000	1,032,620

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds, (HealthPartners Oblig. Group), Ser. A
5.00%, 7/1/33	A+	1,000,000	1,125,800
5.00%, 7/1/32	A+	500,000	564,550

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	A+	650,000	762,444

St. Paul, Metro. Council Area G.O. Bonds, (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,186,954

St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	750,000	751,140

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds, (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	200,000	189,202

U. of MN Rev. Bonds, Ser. A
5.50%, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,065,010
5.00%, 4/1/41	Aa1	1,000,000	1,135,280
5.00%, 9/1/39	Aa1	1,500,000	1,734,825
5.00%, 4/1/35	Aa1	1,000,000	1,145,490

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/49	Aa3	1,500,000	1,721,880
5.00%, 1/1/32	Aa3	500,000	573,420
5.00%, 1/1/31	Aa3	1,000,000	1,121,710
5.00%, 1/1/30	Aa3	1,000,000	1,103,510

Willmar, G.O. Bonds, (Rice Memorial Hosp.), Ser. A, 5.00%, 2/1/21	Aa3	1,000,000	1,071,320

Winona, Hlth. Care Fac. Rev. Bonds, (Winona Hlth. Oblig. Group), 5.00%, 7/1/34	BBB	400,000	411,412

Woodbury, G.O. Bonds, Ser. A, 3.00%, 2/1/22	AAA	780,000	807,635

Woodbury, Charter School Lease Rev. Bonds, (MSA Bldg. Co.), Ser. A
5.00%, 12/1/32	BBB-	220,000	231,645
5.00%, 12/1/27	BBB-	210,000	222,995

			108,054,765
New Jersey (0.3%)

NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	260,000	284,133

			284,133
New York (0.1%)

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds, (Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	100,000	108,768

			108,768
Ohio (0.4%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, 5.00%, 11/15/23	BBB+/F	150,000	168,623

Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	250,000	272,773

			441,396
Puerto Rico (0.2%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	Baa2	1,000,000	265,760

			265,760
Wisconsin (0.2%)

WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	250,000	268,248

			268,248
TOTAL INVESTMENTS

Total investments (cost $107,993,689)			$109,683,905

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $109,968,802.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	19.5%
	Health care	17.1
	Local debt	15.4
	Utilities	14.7
	Prerefunded	12.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$109,683,905	$—

Totals by level	$—	$109,683,905	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018